Condensed Consolidated Interim Statements of Cash Flows (unaudited) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Cash flows from (used in) operating activities
Net loss	$ (8,567,905)	$ (5,764,090)	$ (17,926,893)	$ (8,551,597)
Add items not affecting cash
Share-based payment			1,186,845	291,221
Interest accrued				48,033
Foreign exchange			(30,257)	(417,710)
Amortisation – pilot plant			7,342,858	4,724,990
Amortisation – intangible asset			96,303	96,302
Amortisation – office lease	20,736		20,736
Interest expense			4,215
Net changes in non-cash working capital items to operations:
Receivables			(7,288)	(89,480)
Prepaid expenses			(2,243,512)	(78,228)
Accounts payable and accrued liabilities			(1,609,101)	(1,446,204)
Net cash used in operating activities			(13,166,094)	(5,422,673)
Cash flows used in investing activities
Exploration and evaluation assets			(1,554,435)	(1,094,953)
Pilot plant			(800,859)	(1,814,531)
Commercial plant development			(166,565)
Net cash used in investing activities			(2,521,859)	(2,909,484)
Cash flows from financing activities
Proceeds from private placement, net of costs			120,452,352	31,871,382
Share issuance costs			(241,396)
Exercise of warrants			6,306,982	6,286,340	$ 10,190,569
Exercise of options			745,500	408,750	1,241,500
Lease payments			(22,856)
Net cash from financing activities			127,240,582	38,566,472
Net change in cash			111,552,629	30,234,315
Cash, beginning of period			27,988,471	4,141,494	4,141,494
Cash, end of period	$ 139,541,100	$ 34,375,809	$ 139,541,100	$ 34,375,809	$ 27,988,471